Acquisitions and disposals (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Cash Flows from Business Combinations

Cash flows

		Associates	Associates
	Business	and joint	and joint
		venture	venture
	disposals	investments	disposals
	£m	£m	£m
Cash consideration	2	(10)	3
Net deferred consideration received	24	0	0
Cash and cash equivalents divested	0	0	0

Cash inflow	26	(10)	3

Cash flows

		Associates	Associates
	Business	and joint	and joint
		venture	venture
	disposals	investments	disposals
	£m	£m	£m
Cash consideration	256	(15)	198
Net deferred consideration received	39	—	—
Cash and cash equivalents divested	(6)	—	—
Transaction costs paid	(7)	—	(2)

Cash inflow	282	(15)	196

Summary of Profit on Disposal of Businesses

The profit on disposal was determined as follows:

Total
£m
Consideration including currency forwards and purchase adjustments	342

Net assets sold:
Goodwill	(16)
Intangible assets	(21)
Property, plant and equipment	(18)
Inventory	(11)
Cash and cash equivalents	(6)
Other net assets	(5)

(77)
Transaction costs	(8)
Reclassification of exchange from other comprehensive income	(100)

Profit on disposal	157

Summary of Investment in Associates and Joint Ventures

Total
£m
Cash consideration	198
Net book value of shares	(92)
Reclassification of exchange from other comprehensive income	(7)
Transaction costs	(5)

Profit on disposal	94